Advances from FHLB (Tables)	12 Months Ended
Sep. 30, 2012
Advances from FHLB [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Overnight and short term advances, maturing in October 2012, with interest at 0.39%	$17,300	$—
One year advance, maturing July 12, 2013, with interest payable monthly at 0.34%	5,575	—
Five year advance, maturing August 15, 2012, with interest payable quarterly at 4.78%	—	10,000
Five year advance, maturing August 8, 2012, with interest payable quarterly at 4.81%	—	10,000
Seven year advance, maturing December 29, 2014, with interest payable quarterly at 3.56%	5,000	5,000
Seven year fixed rate advance with interest at 5.57%, payable in monthly installments of principal and interest of $57,000 with a balloon payment of $8,925,000 on August 8, 2014	9,255	9,421

Total	$37,130	$34,421

Schedule of Annual Principal Obligations to the FHLB [Table Text Block]

Year Ending September 30, (In thousands)
2013	$23,051
2014	9,079
2015	5,000

$37,130